Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option
Earnings Per Share [Line Items]
Convertible redeemable preferred shares	14,542,325	22,470,269	85,489,644